Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ (137.4)	$ 560.5	$ (324.7)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Amortization of deferred revenue	(0.3)	(0.5)	(0.3)
Amortization of financing costs	3.1	5.3	5.4
Depreciation and amortization	24.8	35.8	63.3
Gain on sale of investment securities		(2.6)	(12.8)
Impairment of property, plant and equipment	64.3	10.0	11.0
Net loss/(gain) on divestment of business	17.1	(654.5)
EDT divestment transaction costs		(34.1)
Net loss on equity method investments	221.8	81.1	26.0
Loss on disposal of equity method investment	13.3
Settlement reserve charge			206.3
Share-based compensation	45.9	35.3	31.5
(Recognition)/write-down of deferred tax assets	(300.4)	51.0	0.1
Net charge on debt retirement	76.1	47.0	3.0
Derivative fair value loss/(gain)	0.3		(1.2)
Other	(0.1)	(0.8)	2.6
Net changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(25.8)	23.9	0.8
Decrease/(increase) in prepaid and other assets	6.5	(2.2)	10.7
(Increase)/decrease in inventory	(1.1)	15.2	14.2
Decrease in debt interest accrual	(2.1)	(6.9)	(0.7)
Increase/(decrease) in accounts payable and accruals and other liabilities	42.1	(213.5)	33.0
Decrease in working capital from divestment of EDT business		(70.9)
Net cash provided by/(used in) operating activities	55.3	(120.2)	68.2
Cash flows from investing activities:
Decrease/(increase) in restricted cash		206.8	(191.4)
Proceeds from disposal of property, plant and equipment		1.3	0.1
Purchase of property, plant and equipment	(10.3)	(27.3)	(40.9)
Purchase of intangible assets	(1.8)	(2.5)	(3.6)
Purchase of equity method investment		(20.0)
Purchase of investment securities	(0.7)	(0.6)	(0.9)
Funding of equity method investment in Janssen AI	(76.9)
Sale of investment securities		2.8	16.4
Receipt of deferred consideration	12.0
Proceeds from sale of equity method investment	380.9
Proceeds from business disposals		500.0	4.3
Net cash provided by/(used in) investing activities	303.2	660.5	(216.0)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(125.0)
Proceeds from share based compensation stock issuances	20.8	6.3	1.8
Repayment of loans	(682.5)	(697.3)	(455.0)
Net proceeds from debt issuances	587.9		187.1
Net cash used in financing activities	(198.8)	(691.0)	(266.1)
Effect of exchange rate changes on cash	(0.1)	(0.1)	(0.1)
Net increase/(decrease) in cash and cash equivalents	159.6	(150.8)	(414.0)
Cash and cash equivalents at beginning of year	271.7	422.5	836.5
Cash and cash equivalents at end of year	431.3	271.7	422.5
Supplemental cash flow information:
Interest	(54.0)	(108.1)	(117.2)
Income taxes	(0.8)	(1.5)	(0.4)
Non-cash investing activities:
Purchase of equity method investment		(528.6)
Transfer of assets, net of liabilities to Prothena Corporation, plc (Note 28).	$ 3.2